Katherine P. Feld              [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                      November 30, 1995
VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

     Re:  Oppenheimer Tax-Exempt Fund
          (formerly "Oppenheimer Tax-Exempt Bond Fund")
          Reg. No. 33-08054, File No. 811-4803

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer Tax-Exempt Fund (the "Trust") accompanied by an opinion of counsel for the registration of additional shares of Oppenheimer Insured Tax-Exempt Fund ("Insured") and Oppenheimer Intermediate Tax-Exempt Fund ("Intermediate"), the two series of the Trust.

     A total filing fee of $1,463 ($1,041 for Class A shares of Insured, $308 for Class B shares of Insured and $73 for Class C shares of Insured, and $41 for Class B shares of Intermediate), calculated at the rate of 1/29 of 1% of the value of shares of that class sold in excess of the shares of that class redeemed for the fiscal year ended September 30, 1995, was wired to the SEC's account at Mellon Bank on November 28, 1995 (Fed Wire Nos. 3265 and 3267) and referenced this filing. The Trust has previously registered an indefinite number of shares pursuant to Rule 24f-2.

     The purpose of the Notice was to make definite the registration of 1,022,063 Class A shares od Insured, 242,343 Class B shares of Insured and 12,515 Class C shares of Insured and 1,003,900 Class A shares of
Intermediate, 8,097 Class B shares Intermediate and 208,137 Class C shares of Intermediate, in reliance on Rule 24f-2.

                                      Very truly yours,

                                      /s/ Katherine P. Feld

                                      Katherine P. Feld
                                      Vice President &
                                      Associate Counsel
                                      (212) 323-0252
KPF/gl
Enclosures

cc:Allan B. Adams, Esq.
   Robert Bishop
   Gloria LaFond

SEC/860865.C

Rule 24f-2 Notice for Oppenheimer Tax-Exempt Fund
3410 S. Galena Street, Denver, Colorado 80231
(Registration No. 33-08054, File No. 811-4803)


   NOTICE IS HEREBY GIVEN that Oppenheimer Tax-Exempt Fund having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

(i) This Notice is being filed for the fiscal year ended September 30, 1995.

(ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

(iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

(iv) The number of shares sold during the above fiscal year was as follows(1):

       Oppenheimer Insured                Oppenheimer Intermediate
       Tax-Exempt Fund                    Tax-Exempt Fund

       Class A: 1,022,063                 Class A:  1,003,900
       Class B:   242,343                 Class B:      8,097*
       Class C:    12,515*                Class C:    208,137

(v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

       Oppenheimer Insured                Oppenheimer Intermediate
       Tax-Exempt Fund                    Tax-Exempt Fund

       Class A: 1,022,063                 Class A:  1,003,900
       Class B:   242,343                 Class B:      8,097*
       Class C:    12,515*                Class C:    208,137

       Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 27th day of November, 1995.

                          Oppenheimer Tax-Exempt Fund



                          By: /s/ Andrew J. Donohue
                          -------------------------------------
                              Andrew J. Donohue, Vice President


---------------
(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940 as follows:

                                   Value of
                     Value of      Shares                         Filing
                     Shares Sold   Redeemed         Net           Fee

Insured Tax-Exempt
Fund

    Class A          $16,794,757   $(13,775,584)    $3,019,173    $1,041
    Class B          $ 3,948,619   $( 3,091,751)    $  892,868    $  308
    Class C*         $   211,000         --         $  211,000        73

                                                                  $1,422

Intermediate Tax-Exempt
Fund

    Class A          $14,450,769   $(22,499,597)    $(8,048,828)  $ 0(1)
    Class B*         $   118,895         --         $   118,895   $41
    Class C          $ 2,981,674   $( 4,364,454)    $ 1,382,780   $ 0(2)

                                                                  $41

-----------------
(1) Class A Shares redeemed in excess of shares sold to be re-registered pursuant to Rule 24e-2 total 579,339.

(2) Class C shares redeemed in excess of shares sold to be re-registered pursuant to Rule 24e-2 total 99,089.

* For the period from August 29, 1995 (inception of offering) to September 30, 1995.






SEC/860865.E

                        Myer, Swanson & Adams, P.C.
                             Attorneys At Law
                     The Colorado State Bank Building
Rendle Myer             1600 Broadway - Suite 1850          of counsel
Allan B. Adams          Denver, Colorado 80202-4918         Robert Swanson
Robert K. Swanson         Telephone (303) 866-9800              ----
Thomas J. Wolf*           Facsimile (303) 866-9818          Fredd E. Neef
*Board Certified Civil                                      (1910-1986)
Trial Advocate by the
National Board of Trial
Advocacy
   ---
Kevin M. Brady

                             November 28, 1995




Oppenheimer Tax-Exempt Fund
3410 South Galena Street
Denver, Colorado 80231

     Re:  Oppenheimer Tax-Exempt Fund
          Formerly Known as
          Oppenheimer Tax-Exempt Bond Fund

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of the Oppenheimer Intermediate Tax-Exempt Fund series and the Class A, Class B and Class C shares of the Oppenheimer Insured Tax-Exempt Fund series of Oppenheimer Tax-Exempt Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1995, the following shares of beneficial interest in the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

     Oppenheimer Insured Tax-Exempt Fund:

     Class A                        1,022,063
     Class B                          242,343
     Class C                           12,515

     Oppenheimer Intermediate Tax-Exempt Fund:

     Class A                        1,003,900
     Class B                            8,097
     Class C                          208,137

It is our opinion that the said shares of beneficial interest of each series and class of a series of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                               Sincerely,

                               MYER, SWANSON & ADAMS, P.C.


                               By /s/ Allan B. Adams
                               ----------------------------
                               Allan B. Adams